Condensed Consolidated Statements of Operations (Unaudited) - USD ($)			3 Months Ended					9 Months Ended
	Dec. 31, 2020		Sep. 30, 2021	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Jun. 28, 2020	Sep. 30, 2021
Net income (loss)				$ 15,564,000	$ (126,461,000)	$ (40,772,000)	$ (90,892,000)
Operating income (loss)				32,248,000	(38,639,000)	(19,475,000)	(1,987,000)
Revenues				180,978,000	395,234,000	49,931,000	520,431,000
Costs of revenues				126,868,000	374,255,000	73,496,000	443,265,000
Gross profit (loss)				54,110,000	20,979,000	(23,565,000)	77,166,000
Operating (income) expenses:
Selling, general and administrative expenses				21,415,000	78,335,000	15,041,000	84,103,000
Asset impairment					386,000		1,653,000
(Gain) loss on sale or disposal of assets				(30,000)	(46,000)	1,000	1,346,000
Income from joint venture				(79,000)	(223,000)	(17,000)	(143,000)
Management fee income				(148,000)	(146,000)	(94,000)	(524,000)
Other expense				704,000	1,500,000	1,167,000	959,000
Loss on refinance of debt							1,172,000
Gain on sale of short-term investments							(3,388,000)
Business interruption insurance recoveries					(20,188,000)	(20,188,000)	(6,025,000)
Total operating expense (income), net				21,862,000	59,618,000	(4,090,000)	79,153,000
Interest expense, net				22,928,000	88,857,000	21,173,000	80,642,000
Income (loss) before income tax (benefit) expense				9,320,000	(127,496,000)	(40,648,000)	(82,629,000)
Income tax (benefit) expense				(6,244,000)	(1,035,000)	124,000	8,263,000
Redeemable convertible preferred stock dividends (undeclared and cumulative)				(2,251,000)	(8,015,000)	(2,026,000)	(8,556,000)
Net income (loss) attributable to common stockholders				$ 13,313,000	$ (134,476,000)	$ (42,798,000)	$ (99,448,000)
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)				$ 2.25		$ (7.24)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)				$ 2.18		$ (7.24)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic (in Shares)				5,911,428		5,911,428
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, diluted (in Shares)				6,114,263		5,911,428
Basic and diluted weighted average shares outstanding, ordinary share subject to redemption (in Shares)					5,911,428		5,911,428
Basic and diluted net loss per ordinary share (in Dollars per share)					$ (22.75)		$ (16.82)
ISOS ACQUISITION CORPORATION [Member]
Formation costs	$ 5,000
Net income (loss)	$ (5,000)		$ (8,257,112)					$ (6,370,860)
Basic and diluted weighted average shares outstanding, ordinary share (in Shares)	5,625,000	[1]	6,370,925					6,182,395
Basic and diluted net loss per ordinary share (in Dollars per share)	$ 0		$ (0.25)					$ (0.25)
General and administrative expenses			$ 785,494					$ 1,260,847
Operating income (loss)			(785,494)					(1,260,847)
Operating (income) expenses:
Trust interest income			3,848					7,389
Warrant issuance costs								(638,847)
Unrealized loss on change in fair value of FPA			(2,208,594)					(3,667,048)
Unrealized loss on change in fair value of warrants			(5,266,872)					(811,507)
Total other expense			$ (7,471,618)					$ (5,110,013)
Basic and diluted weighted average shares outstanding, ordinary share subject to redemption (in Shares)			25,483,700					19,454,853
Basic and diluted net loss per ordinary share (in Dollars per share)			$ (0.26)					$ (0.26)

[1]	This number excludes an aggregate of up to 843,750 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).